Note 9 - Common Stock, Additional Paid-in Capital and Dividends (Details Textual) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Dividends, Common Stock, Total	$ 0	$ 0